Intangible Assets, Net (Details) - Schedule of Amortization Expense of Intangible Assets	Jun. 30, 2024 USD ($)
Schedule of Amortization Expense of Intangible Assets [Abstract]
2025	$ 354,414
2026	354,414
2027	354,414
2028	354,414
2029	354,414
Thereafter	590,347
Total	$ 2,362,417